Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Contingencies And Commitments [Abstract]
Summary of Ongoing Litigations Related With Contingent Liabilities And Contingent Assets
(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2023 and 2024 are as follows:

	2023			2024
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	666	￦	805,227	722	￦	884,402
As the plaintiff	268		571,593	264		769,772

Summary of Credit Lines Provided By Financial Institutions
(3)	Credit lines provided by financial institutions and others as of December 31, 2024 are as follows:

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,720,500	119,643
Limit amount available for CP	Hana Bank and others	KRW	7,550,000	7,550,000
General Loan, etc.	Kookmin Bank and others	KRW	3,930,000	3,900,000
Limit amount available for card	Hana Bank and others	KRW	47,524	4,006
Loan limit	Korea Development Bank and others	KRW	3,248,025	1,837,454
	DBS Bank and others	USD	1,086,000	—
Certification of payment on payables from foreign country	Nonghyup Bank	USD	8,700	4,020
Certification of payment on L/C	Shinhan Bank and others	USD	1,235,937	183,357
	Kookmin Bank and others	EUR	32,035	13,424
	Shinhan Bank	JPY	715,837	—
Certification of Performance guarantee on contract	Hana Bank and others	KRW	160,815	150,648
	First Abu Dhabi Bank and others	USD	1,008,252	950,774
	Korea Development Bank and others	JPY	620,000	620,000
	Hana Bank	EUR	12,106	12,106
	Hana Bank	INR	67,944	67,944
	Hana Bank	OMR	6,250	6,250
	First Abu Dhabi Bank and others	AED	52,500	52,500
	Saudi National Bank and others	SAR	124,151	123,829

(3)	Credit lines provided by financial institutions and others as of December 31, 2024 are as follows, continued:

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Certification of bidding	Korea Software Financial Cooperative	KRW	43,809	43,809
	Hana Bank and others	USD	10,200	5,000
	Export-Import Bank of Korea	EUR	10,000	10,000
	Shinhan Bank	QAR	155,213	155,213
Advance payment bond, Warranty bond, Retention bond and others	Seoul Guarantee Insurance	KRW	83,161	83,161
	Hana Bank and others	USD	702,487	664,191
	Saudi National Bank	SAR	32,500	32,500
	Hana Bank and others	MXN	21,290	21,290
Others (*)	Nonghyup Bank and others	KRW	314,892	56,858
	Nonghyup Bank and others	USD	448,635	USD 228,813
				EUR 51,784
	StandardChartered	AED	50	50
	Kookmin Bank	EUR	7,031	7,031
Secured loan of credit sales	Nonghyup Bank and others	KRW	270,000	—
Inclusive credit	Hana Bank	KRW	8,000	3,735
	Hana Bank and others	USD	35,000	USD 9,362
				INR 332,690
				AED 319
Equity Bridge Loan Guarantee	Export-Import Bank of Korea and others	USD	1,764,555	1,376,262
Trade finance	DBS Bank and others	USD	850,000	—

(*)
As of December 31, 2024, the Company has entered into a credit extension agreement for derivatives transactions with Nonghyup Bank, Hana Bank, and Woori Bank as ancillary to currency swap transactions.

Summary of Blank Check And Assets Provided As Collaterals Or Pledges To Financial Institutions By The Company Explanatory
(4)	As of December 31, 2024, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Obligor	Creditor	Assets provided as security	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and Equipment and others	USD	264,800	Collateral for borrowings(*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	171,600	Collateral for borrowings(*1)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents and others	KRW	327,080	Collateral for borrowings(*2)
Commerce and Industry Energy Co., Ltd.	IBK and others	Property, plant and equipment and others	KRW	110,500	Collateral for borrowings(*2)
Jeongam Wind Power Co., Ltd.	KDB Capital Corporation and others	Cash and cash equivalents and others	KRW	230,716	Collateral for borrowings(*2)
Gyeongju Wind Power Co., Ltd.	Shinhan Bank and others	Property, plant and equipment and others	KRW	68,400	Collateral for borrowings(*2)

(4)	As of December 31, 2024, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows, continued:

Obligor	Creditor	Assets provided as security	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
Korea Offshore Wind Power Co., Ltd.	Woori Bank and others	Property, plant and equipment and others	KRW	159,000	Collateral for borrowings(*1,2)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	136,623	Collateral for borrowings(*1)
KST Electric Power Company, S.A.P.I. de C.V.	Export–Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	401,277	Collateral for debt securities(*1)
Incheon Fuel Cell Co., Ltd.	Kookmin Bank and others	Cash and cash equivalents and others	KRW	276,960	Collateral for borrowings(*2)
K-SOLAR SHINAN Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	329,736	Collateral for borrowings(*1)
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents and others	KRW	744,120	Collateral for borrowings(*2)
Jeju Hanlim Offshore Wind Co., Ltd.	Kookmin Bank and others	Property, plant and equipment and others	KRW	11,932	Collateral for borrowings(*2)
Western Power Changgi Solar Co., Ltd.	Samsung Life Insurance and others	Property, plant and equipment and others	KRW	54,000	Collateral for borrowings(*2)
Yeongdeok Sunrise Wind Power Co., Ltd.	Korea Development Bank and others	Property, plant and equipment and others	KRW	96,240	Collateral for borrowings(*2)
J Wind First, LLC	Woori Bank	Trade receivable and others	KRW	55,000	Collateral for borrowings(*1,2)
Chitose Solar Power Plant LLC	Korea Development Bank	Property, plant and equipment and others	USD	137,656	Collateral for borrowings(*1,2)
Mangilao Intermediate Holdings LLC	Mizuho Bank	Trade receivable and others	USD	86,132	Collateral for borrowings(*2)

(*1)	This is based on the amount of loan commitment limit.

(*2)	As of December 31, 2024, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.